Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Auditors remuneration [line items]
Total assurance services	$ 20,292	$ 15,513	$ 16,276
Other services	0		400
Total other services	0		400
Total fees	20,292	15,513	16,676
Parent [member]
Auditors remuneration [line items]
Total assurance services	9,816	10,642	11,196
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	605	1,234	1,262
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,933	1,770	1,815
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 7,938	$ 1,867	$ 2,003